Oil and Gas Properties (Tables)	6 Months Ended
Jun. 30, 2023
Oil And Gas Properties
Schedule of Oil and Gas Properties

	SASB	Cendere	Total
Cost
As at December 31, 2021	$1,398,676	$2,453,485	$3,852,161
Additions	44,369,191	-	44,369,191
JV Contribution	(6,656,785)	-	(6,656,785)
Change in ARO estimate	(3,865,772)	(5,562)	(3,871,334)
Currency translation adjustment	(4,748,897)	-	(4,748,897)
Impact of hyperinflation	837,908	110,090	947,998
As at December 31, 2022	31,334,321	2,558,013	33,892,334
Additions	46,117,188	-	46,117,188
JV Contribution	(28,700,899)	-	(28,700,899)
Change in ARO estimate	615,941	-	615,941
Currency translation adjustment	(14,429,501)	-	(14,429,501)
Impact of hyperinflation	5,751,064	575,248	6,326,312
As at June 30, 2023	$40,688,114	$3,133,261	$43,821,375

Accumulated depletion
As at December 31, 2021	$743,647	$1,687,901	$2,431,548
Depletion	1,263,556	187,476	1,451,032
Impact of hyperinflation	(34,215)	(5,825)	(40,040)
As at December 31, 2022	1,972,988	1,869,552	3,842,540
Depletion	2,893,365	45,556	2,938,921
Impact of hyperinflation	(123,673)	(2,599)	(126,272)
As at June 30, 2023	$4,742,680	$1,912,509	$6,655,189

Net book value
As at December 31, 2022	$29,361,333	$688,461	$30,049,794
As at June 30, 2023	$35,945,434	$1,220,752	$37,166,186